Significant Accounting Policies - Advertising and Promotional Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Significant Accounting Policies
Advertising and promotional expense	$ 1,466	$ 1,445	$ 1,327